Goodwill (Movements of goodwill) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	¥ 14,738,016	¥ 15,934,955
Movement:
Business combination		12,615
Impairment charge for the year		(685,036)
End of the year	14,276,224	14,738,016
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	18,765,535	19,292,497
Movement:
Currency translation differences	(475,051)	(539,577)
End of the year	18,290,484	18,765,535
Accumulated impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	(4,027,519)	(3,357,542)
Movement:
Currency translation differences	(13,259)	(15,059)
End of the year	¥ (4,014,260)	¥ (4,027,519)